Non-operating items	12 Months Ended
Jun. 30, 2018
Disclosure Of Non Operating Items [Abstract]
Disclosure Of Non Operating Items [Text Block]
11.
Non-operating items

Non-operating items include the items which are not related to ordinary operation of the Company. They are not extraordinary in nature.

		2018	2017	2016
	Note	(US$’000)	(US$’000)	(US$’000)
Gain on sale of assets		1,253	6,320	3,527
Business acquisition setup expense		-	-	(538)
Fair value adjustment	(i)	(37)	(300)	(155)
Defined benefit plan		(101)	(463)	(274)
Others		223	373	665
		1,338	5,930	3,225

(i) Fair value adjustment	2018	2017	2016
	(US$’000)	(US$’000)	(US$’000)
Assets held for sale	-	(87)	(449)
Biological assets	28	20	370
Investments	(65)	(233)	(76)
	(37)	(300)	(155)